Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 02, 2015
Registrant Name		dei_EntityRegistrantName	TWO ROADS SHARED TRUST
Central Index Key		dei_EntityCentralIndexKey	0001552947
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	trst
Document Creation Date		dei_DocumentCreationDate	Sep. 02, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 02, 2015
Prospectus Date		rr_ProspectusDate	Sep. 02, 2015
E Fund China A Enhanced Equity Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARIES E Fund China A Enhanced Equity Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares in the Fund’s Prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 28, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in China A-shares, which are equity securities of issuers located in the People’s Republic of China that trade in renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges.An issuer considered to be located in China is any issuer: that is organized under the laws of, or has a principal office in China; the principal securities market for which is China; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China; or at least 50% of the assets of which are located in China.

Subject to minor exceptions, under current Chinese regulations, foreign investors can invest in China A-shares and other Chinese domestic securities (collectively, “RMB Securities”) only through certain foreign institutional investors that have obtained a license and quota from the Chinese regulators. The Fund’s sub-adviser has obtained such a license, and has received an initial quota for use by the investment products it manages, including the Fund. Chinese regulations also require that RMB Securities be maintained with a custodian in China. The Fund may also invest in China A-shares through the Shanghai-Hong Kong Stock Connect program.

The Fund uses a stock selection and fundamental weighting approach with the goal of generating excess returns (net of fees and expenses) over the MSCI China A International Index (the “Index”), while seeking to track the risk of the Index. The Index is designed to measure equity market performance of A-shares. As of June 30, 2015, the Index included 580 companies with a market capitalization range of approximately $474 million to $49.5 billion. The Fund may allocate assets to China A-shares that are not included in the Index, and may invest in securities of any market capitalization. However, because the average market capitalization size of Chinese companies is smaller than the average market capitalization size of U.S. companies, the Fund is expected to generally invest in small and medium capitalization companies as measured based on U.S. capitalization standards.

The Fund’s stock selection strategy incorporates quantitative, fundamental and technical analysis to identify different dimensions that influence a stock’s valuation. By employing these techniques, the Fund seeks to identify investments that are underpriced in order to continuously seek excess returns. Implementation of the stock selection strategy includes prediction and optimization. At the initial prediction phase, multifactor models are built for predicting excess returns of stocks according to modern portfolio theory. Based upon the strategy’s prediction of excess returns, an optimized investment portfolio is constructed, taking into account factors such as portfolio risk level, trading costs and impact, liquidity and investment constraints. Through this two-step prediction and optimization process, the Fund seeks to generate sustainable excess returns while managing downside risk by controlling market exposure, deviations of industry and individual stock holdings relative to the Index.

The Fund may invest up to 20% of its assets in: (i) B-shares of other companies listed on the Shanghai or Shenzhen Stock Exchanges; (ii) H-shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange; (iii) shares of “Red Chip” companies with controlling Chinese shareholders that are incorporated outside of mainland China and listed on the Hong Kong Stock Exchange; (iv) shares of China-related companies listed on the Hong Kong Stock Exchange; (v) investment company securities, including exchange-traded funds (“ETFs”), that invest in Chinese securities; and (vi) cash or cash equivalent securities.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its assets in China A-shares, which are equity securities of issuers located in the People’s Republic of China that trade in renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Risk of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including: (i)the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; (ii)currency devaluations and other currency exchange rate fluctuations or blockage; (iii)the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv)the risk of nationalization or expropriation of assets; (v)the risk that the Chinese government may decide not to continue to support economic reform programs; (vi)limitations on the use of brokers; (vii)higher rates of inflation; (viii)greater political, economic and social uncertainty; (ix)market volatility caused by any potential regional territorial conflicts or natural disasters; (x)the risk of increased trade tariffs, embargoes and other trade limitations; and (xi)custody risks.

The Chinese securities markets are characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Because the Chinese government exercises significant control over China’s economic growth, the Chinese securities markets may be particularly subject to change based on governmental policy, which could adversely affect the value, liquidity and volatility of the Fund’s investments. The laws, regulations, government policies and political and economic climate in China may change with little or no advance notice. Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. These markets tend to be smaller in size and experience less liquidity and greater volatility than markets in the United States and some other countries. Securities trading in China may be subject to trading halts with little or no information regarding the reason for the trading halt. Trading halts may affect the liquidity of the Fund’s holdings in Chinese securities, and may require such securities to be fair valued.

• Special Risk Considerations Relating to the Fund’s Investment in RMB Securities:

○ Availability of RMB Securities. Subject to minor exceptions, under current Chinese regulations, foreign investors can invest in RMB Securities only through certain foreign institutional investors that have obtained a license and quota from the Chinese regulators. The Fund’s sub-adviser is licensed as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) and has received an initial quota for use by the investment products it manages, including the Fund. The sub-adviser may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”). The ability of the Fund to achieve its investment objective is dependent on the continuous availability of RMB Securities and the sub-adviser’s ability to obtain sufficient QFII/RQFII quota on behalf of the Fund to invest in such securities. The QFII and RQFII programs are an exception to Chinese laws restricting foreign investment in RMB Securities. The RQFII rules were only recently announced and are novel. Chinese regulators may alter or eliminate the QFII and RQFII programs at any time. Should the securities quota obtained for the Fund be or become inadequate to meet its investment needs, or if the sub-adviser is unable to maintain its RQFII or QFII status, the Fund is expected to be adversely affected. In addition, the Fund’s securities quota may be reduced or revoked by the Chinese regulators if, among other things, the Fund fails to use its quota within a limited period of time or the sub-adviser fails to observe applicable Chinese regulations. Under such circumstances, the Fund could be required to dispose of its holdings in RMB Securities at an inopportune time. In extreme circumstances beyond the control of the Fund, the Fund may incur significant losses due to limited investment capabilities, including based on investment restrictions on RQFIIs and QFIIs, illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades.

○ Custody Risk. In accordance with Chinese regulations and the terms of the RQFII or QFII license, RMB Securities are held in the joint names of the Fund and sub-adviser with a Chinese sub-custodian. The sub-custodian maintains the Fund’s investments in RMB Securities in China to ensure their compliance with applicable Chinese rules and regulations. While the sub-adviser may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of the sub-adviser may assert that the RMB Securities are owned by the sub-adviser and that regulatory actions taken against the sub-adviser by Chinese government authorities may affect the Fund.

○ Tax Risk. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in RMB Securities could result in unexpected tax liabilities for the Fund. There is at present no direct authority on the application of these taxes to an RQFII. China’s rules for taxation of RQFIIs are evolving and tax regulations to clarify the subject matter may apply retrospectively, even if such regulations are adverse to the Fund and its shareholders. If China begins applying tax rules regarding the taxation of income from RMB Securities to RQFIIs and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability in excess of the amount reserved. The impact of any such tax liability on the Fund’s return could be substantial. In addition, to the extent the Fund invests in swaps and other derivative instruments, such investments may be less tax-efficient from a U.S. tax perspective than direct investment in RMB Securities and may be subject to special U.S. federal income tax rules that could adversely affect the Fund. The Fund may be required to periodically adjust its positions in those instruments to comply with certain regulatory requirements, which may further cause these investments to be less efficient than a direct investment.

○ RMB Currency Risk. Foreign (non-U.S.) currencies, such as the RMB, may decline in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies. In addition, economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls, which may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, limit the Fund’s ability to pay redemptions, and/or cause the Fund to decline in value. Although the RMB is not freely convertible, repatriations by RQFIIs are permitted daily and Chinese authorities have indicated their plans to move to a freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future. The Fund may also be subject to delays in converting or transferring U.S. dollars to RMB for the purpose of purchasing RMB Securities, which may result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag, hindering the Fund’s performance. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact the Fund’s returns.

○ Investing through the Shanghai-Hong Kong Stock Connect Program. The Fund may invest in eligible China A-shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”), a securities trading and clearing program. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to trading through Stock Connect. However, daily and aggregate investment quotas apply to all Stock Connect participants, and an investor may not purchase and sell the same security on the same trading day. Stock Connect also is generally available only on business days when both the Shanghai and Hong Kong Stock Exchanges are open. Additionally, the Fund’s investment in China A-shares through Stock Connect is generally subject to Chinese securities regulations and exchange listing rules, among other restrictions. For these reasons, the Fund may be restricted in its ability to invest in China A-shares through Stock Connect. Stock Connect is in its initial stages, and there can be no assurance as to whether or how any future developments may restrict or affect the Fund’s investments or returns. In addition, the application and interpretation of Chinese laws and regulations, and the rules, policies or guidelines published or applied by relevant regulators and exchanges with respect to the Stock Connect program, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Emerging Markets Risk. The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

• Geographic Concentration Risk. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Price Volatility Risk. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Management Risk. The risk that investment strategies employed by the adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Limited History of Operations. The Fund has a limited history of operation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-888-292-8490.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	1-888-292-8490
E Fund China A Enhanced Equity Fund | Class A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.55%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.85%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	752
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,260
E Fund China A Enhanced Equity Fund | Class C Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	3.30%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 363
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 950
E Fund China A Enhanced Equity Fund | Class I Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.30%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 651
E Fund RQFII China Total Return Bond Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARIES E Fund RQFII China Total Return Bond Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares in the Fund’s Prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 28, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in renminbi (“RMB”)-denominated and settled fixed income securities of issuers located in the People’s Republic of China. An issuer considered to be located in China is any issuer: that is organized under the laws of, or has a principal office in China; the principal securities market for which is China; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China; or at least 50% of the assets of which are located in China.

The Fund invests primarily in a diversified portfolio of fixed income securities issued in China by public- or private-sector entities of any maturity or quality, including securities rated below investment grade (often referred to as “high yield” or “junk” bonds). Subject to minor exceptions, under current Chinese regulations, foreign investors can invest in Chinese fixed income securities and other Chinese domestic securities (collectively, “RMB Securities”) only through certain foreign institutional investors that have obtained a license and quota from the Chinese regulators. The Fund’s sub-adviser has obtained such a license, and has received an initial quota for use by the investment products it manages, including the Fund. Chinese regulations also require that RMB Securities be maintained with a custodian in China.

The Fund may invest up to 20% of its assets in: (i) Chinese equity securities, including China A-shares, which are equity securities of companies based in mainland China that trade in RMB on the Shanghai or Shenzhen Stock Exchanges, B-shares of other companies listed on the Shanghai or Shenzhen Stock Exchanges, H-shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange, shares of “Red Chip” companies with controlling Chinese shareholders that are incorporated outside of mainland China and listed on the Hong Kong Stock Exchange, and shares of China-related companies listed on the Hong Kong Stock Exchange; (ii) investment company securities, including exchange-traded funds (“ETFs”), that invest in Chinese securities; and (iii) cash or cash equivalent securities. To the extent the Fund invests in China A-shares, the Fund may do so through the Shanghai-Hong Kong Stock Connect program.

The Fund combines top-down and bottom-up research to actively allocate its assets. Assets are allocated with the goal of generating excess returns (net of fees and expenses) over the 1-month USD Libor plus 3% (“the performance benchmark”), while moderating downside risk by controlling market exposure, deviations of industry and individual holdings relative to the performance benchmark.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its assets in renminbi (“RMB”)-denominated and settled fixed income securities of issuers located in the People’s Republic of China.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Risk of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including: (i)the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; (ii)currency devaluations and other currency exchange rate fluctuations or blockage; (iii)the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv)the risk of nationalization or expropriation of assets; (v)the risk that the Chinese government may decide not to continue to support economic reform programs; (vi)limitations on the use of brokers; (vii)higher rates of inflation; (viii)greater political, economic and social uncertainty; (ix)market volatility caused by any potential regional territorial conflicts or natural disasters; (x)the risk of increased trade tariffs, embargoes and other trade limitations; and (xi)custody risks.

The Chinese securities markets are characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Because the Chinese government exercises significant control over China’s economic growth, the Chinese securities markets may be particularly subject to change based on governmental policy, which could adversely affect the value, liquidity and volatility of the Fund’s investments. The laws, regulations, government policies and political and economic climate in China may change with little or no advance notice. Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. These markets tend to be smaller in size and experience less liquidity and greater volatility than markets in the United States and some other countries. Securities trading in China may be subject to trading halts with little or no information regarding the reason for the trading halt. Trading halts may affect the liquidity of the Fund’s holdings in Chinese securities, and may require such securities to be fair valued.

• Special Risk Considerations Relating to the Fund’s Investment in RMB Securities:

○ Availability of RMB Securities. Subject to minor exceptions, under current Chinese regulations, foreign investors can invest in RMB Securities only through certain foreign institutional investors that have obtained a license and quota from the Chinese regulators. The Fund’s sub-adviser is licensed as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) and has received an initial quota for use by the investment products it manages, including the Fund. The sub-adviser may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”). The ability of the Fund to achieve its investment objective is dependent on the continuous availability of RMB Securities and the sub-adviser’s ability to obtain sufficient QFII/RQFII quota on behalf of the Fund to invest in such securities. The QFII and RQFII programs are an exception to Chinese laws restricting foreign investment in RMB Securities. The RQFII rules were only recently announced and are novel. Chinese regulators may alter or eliminate the QFII and RQFII programs at any time. Should the securities quota obtained for the Fund be or become inadequate to meet its investment needs, or if the sub-adviser is unable to maintain its RQFII or QFII status, the Fund is expected to be adversely affected. In addition, the Fund’s securities quota may be reduced or revoked by the Chinese regulators if, among other things, the Fund fails to use its quota within a limited period of time or the sub-adviser fails to observe applicable Chinese regulations. Under such circumstances, the Fund could be required to dispose of its holdings in RMB Securities at an inopportune time. In extreme circumstances beyond the control of the Fund, the Fund may incur significant losses due to limited investment capabilities, including based on investment restrictions on RQFIIs and QFIIs, illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades.

○ Chinese Credit Rating Risk. The fixed income RMB Securities held by the Fund will be rated by Chinese ratings agencies (and not by U.S. entities, such as nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by international credit rating agencies.

○ Custody Risk. In accordance with Chinese regulations and the terms of the RQFII or QFII license, RMB Securities are held in the joint names of the Fund and sub-adviser with a Chinese sub-custodian. The sub-custodian maintains the Fund’s investments in RMB Securities in China to ensure their compliance with applicable Chinese rules and regulations. While the sub-adviser may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of the sub-adviser may assert that the RMB Securities are owned by the sub-adviser and that regulatory actions taken against the sub-adviser by Chinese government authorities may affect the Fund.

○ Tax Risk. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in RMB Securities could result in unexpected tax liabilities for the Fund. There is at present no direct authority on the application of these taxes to an RQFII. China’s rules for taxation of RQFIIs are evolving and tax regulations to clarify the subject matter may apply retrospectively, even if such regulations are adverse to the Fund and its shareholders. If China begins applying tax rules regarding the taxation of income from RMB Securities to RQFIIs and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability in excess of the amount reserved. The impact of any such tax liability on the Fund’s return could be substantial. In addition, to the extent the Fund invests in swaps and other derivative instruments, such investments may be less tax-efficient from a U.S. tax perspective than direct investment in RMB Securities and may be subject to special U.S. federal income tax rules that could adversely affect the Fund. The Fund may be required to periodically adjust its positions in those instruments to comply with certain regulatory requirements, which may further cause these investments to be less efficient than a direct investment.

○ RMB Currency Risk. Foreign (non-U.S.) currencies, such as the RMB, may decline in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies. In addition, economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls, which may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, limit the Fund’s ability to pay redemptions, and/or cause the Fund to decline in value. Although the RMB is not freely convertible, repatriations by RQFIIs are permitted daily and Chinese authorities have indicated their plans to move to a freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future. The Fund may also be subject to delays in converting or transferring U.S. dollars to RMB for the purpose of purchasing RMB Securities, which may result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag, hindering the Fund’s performance. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact the Fund’s returns.

○ Investing through the Shanghai-Hong Kong Stock Connect Program. The Fund may invest in eligible China A-shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”), a securities trading and clearing program. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to trading through Stock Connect. However, daily and aggregate investment quotas apply to all Stock Connect participants, and an investor may not purchase and sell the same security on the same trading day. Stock Connect also is generally available only on business days when both the Shanghai and Hong Kong Stock Exchanges are open. Additionally, the Fund’s investment in China A-shares through Stock Connect is generally subject to Chinese securities regulations and exchange listing rules, among other restrictions. For these reasons, the Fund may be restricted in its ability to invest in China A-shares through Stock Connect. Stock Connect is in its initial stages, and there can be no assurance as to whether or how any future developments may restrict or affect the Fund’s investments or returns. In addition, the application and interpretation of Chinese laws and regulations, and the rules, policies or guidelines published or applied by relevant regulators and exchanges with respect to the Stock Connect program, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Emerging Markets Risk. The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

• Geographic Concentration Risk. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds.

• Fixed Income Securities Risk. When the Fund invests directly or indirectly in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• High-Yield Securities (“Junk Bonds”) Risk. Fixed income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such high-yield securities (commonly known as “junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Price Volatility Risk. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Management Risk. The risk that investment strategies employed by the adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Limited History of Operations. The Fund has a limited history of operation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-888-292-8490.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	1-888-292-8490
E Fund RQFII China Total Return Bond Fund | Class A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.50%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,160
E Fund RQFII China Total Return Bond Fund | Class C Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.95%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 847
E Fund RQFII China Total Return Bond Fund | Class I Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 544

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least November 28, 2016 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest ("acquired fund fees and expenses"); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.85%, 2.60% and 1.60% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[3]	The Fund's adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least November 28, 2016 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest ("acquired fund fees and expenses"); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.